CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 3,981,239	$ 2,564,125	$ 1,364,652
Investment in trading securities, at cost of $923,009 (December 31, 2018 - $795,765, December 31, 2017 - $530,829)	887,143	471,723	270,309
Receivables and other assets	177,441	72,171	35,423
Inventory	393,034	150,936	155,391
Total current assets	5,438,857	3,258,955	1,825,775
Restricted cash	296,322	296,322	246,322
Equipment	405,724	500,877	521,563
Mineral properties	734,422	734,422	734,422
TOTAL ASSETS	6,875,325	4,790,576	3,328,082
Current
Accounts payable and accrued liabilities	147,313	320,184	237,256
Warrant liability	137,313	115,793	1,000
Asset retirement obligation	158,914	188,228	205,201
Total current liabilities	443,540	624,205	443,457
Total liabilities	443,540	624,205	443,457
Stockholders' Equity Attributable to Parent [Abstract]
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001Issued and outstanding 45,844,117 common shares (December 31, 2018 - 46,245,917 common shares, December 31, 2017 - 47,782,417 common shares)	45,844	46,246	47,782
Additional paid in capital	31,523,284	31,636,385	31,892,397
Shares in treasury	(9,430)
Accumulated deficit	(24,673,390)	(26,921,347)	(28,227,530)
Total Xtra-Gold Resources Corp. stockholders' equity	6,886,308	4,761,284	3,712,649
Non-controlling interest	(454,523)	(594,913)	(828,024)
Total equity	6,431,785	4,166,371	2,884,625
TOTAL LIABILITIES AND EQUITY	$ 6,875,325	$ 4,790,576	$ 3,328,082